Warrants	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Warrants [Text Block]

NOTE 5 – Warrants

As of October 31, 2015, there were 104,435,056 whole share purchase warrants outstanding and exercisable. The warrants have a weighted average remaining life of 1.85 years and a weighted average exercise price of $0.009 per whole warrant for one common share. The warrants had an aggregate intrinsic value of $0 as of October 31, 2015.

Warrants issued in private placements outstanding at October 31, 2015 is as follows:

	Number of
	whole share	Weighted
	purchase	average exercise
	warrants	price per share
Outstanding, January 31, 2015	59,566,708	$0.024
Issued	62,093,885	0.003
Expired	(17,225,537)	0.041
Exercised	-	-
Outstanding, October 31, 2015	104,435,056	$0.009

Exercisable, October 31, 2015	104,435,056	$0.009

During the nine months ended October 31, 2015, the Company issued 5,882,352 warrants to an investor at an exercise price of $0.0048 with a three year term. The warrants were issued with common stock (one warrant for each common share purchased) and there is no additional accounting for these investor warrants.

During the nine months ended October 31, 2015, the Company issued 33,613,445 warrants to an investor at an exercise price of $0.0025 with a three year term. The warrants were issued with common stock (two warrants for each common share purchased) and there is no additional accounting for these investor warrants.

During the nine months ended October 31, 2015, the Company issued 1,846,154 warrants to an investor at an exercise price of $0.0023 with a three year term. The warrants were issued with common stock (one warrant for each common share purchased) and there is no additional accounting for these investor warrants.

During the nine months ended October 31, 2015, the Company issued 2,822,912 warrants to an investor, the Company’s CEO, at an exercise price of $0.0021 with a three year term. The warrants were issued with common stock (one warrant for each common share purchased) and there is no additional accounting for these investor warrants.

During the nine months ended October 31, 2015, the Company issued 16,077,170 warrants to an investor at an exercise price of $0.0022 with a three year term. The warrants were issued with common stock (one warrant for each common share purchased) and there is no additional accounting for these investor warrants.

During the nine months ended October 31, 2015, the Company issued 1,851,852 warrants to an investor at an exercise price of $0.0023 with a three year term. The warrants were issued with common stock (one warrant for each common share purchased) and there is no additional accounting for these investor warrants.

NOTE 11 – Warrants

As of January 31, 2015, there were 59,566,708 whole share purchase warrants outstanding and exercisable. The warrants have a weighted average remaining life of 1.1 years and a weighted average exercise price of $0.024 per whole warrant for one common share. Whole share purchase warrants outstanding at January 31, 2015 and 2014 are as follows:

	Number of	Weighted average
	whole share	exercise
	purchase warrants	price per share
Outstanding, January 31, 2013	94,059,629	$0.055
Issued	25,556,792	0.016
Expired	(46,579,478)	0.071
Exercised	(14,595,214)	0.051

Outstanding, January 31, 2014	58,441,729	$0.026
Issued	6,924,979	0.017
Expired	(5,800,000)	0.037
Exercised	-	-
Outstanding, January 31, 2015	59,566,708	$0.024

Exercisable, January 31, 2015	59,566,708	$0.024

The weighted average intrinsic value for warrants outstanding was $0 and $109,275 as of January 31, 2015 and 2014, respectively.